Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS:

Options granted to directors and management

On September 5, 2021, the Board of the Company approved to issue Options to the directors and to the management a total of 900,000 Options that will become vested and exercisable over a period of three years, with exercise price per Option of US$ 3.27.